Principal Accounting Policies - Restricted cash and other lien arrangements (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) agreement	Dec. 31, 2022 CNY (¥) agreement
Restricted cash
Total	¥ 2,777.8	¥ 2,699.3
Number of other lien arrangements | agreement	0	0
Customer deposit | NetEase Pay
Restricted cash
Total	¥ 2,664.1	¥ 2,627.5
Others
Restricted cash
Total	¥ 113.7	¥ 71.8